Acquisitions and Divestitures - Narrative (Details) $ in Thousands				12 Months Ended
	Dec. 17, 2025 USD ($) agreement MW	Jun. 05, 2025 USD ($)	Jul. 30, 2024 USD ($) MW	Dec. 31, 2025 USD ($) project	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) project	Jun. 30, 2026 USD ($) project	Dec. 24, 2025 USD ($)	Sep. 12, 2025 USD ($) project	Apr. 17, 2024 USD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Contingent consideration, current				$ 1,315	$ 15,293		$ 1,431
Number of projects | project				220			220
Repayments of debt					32,900	$ 132,600
(Gain) loss on deconsolidation, net				$ 0	5,622	0
Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operations [Line Items]
Cash and cash equivalents									$ 1,700
Number of projects | project									2
Total assets									$ 5,700
Disposal group, including discontinued operation, liabilities									$ 4,000
Discontinued Operations, Disposed of by Sale | Dogwood and Celadon
Disposal Group, Including Discontinued Operations [Line Items]
Number of sold solar asset | MW	233
Number of sold storage operating portfolio | MW	3
Number of purchase agreements | agreement	4
Proceeds from disposal of interest in consolidated subsidiaries, cash and cash equivalents	$ 53,600
Disposal of interest in consolidated subsidiaries, outstanding principal	153,300
Cash and cash equivalents	11,754
(Gain) loss on asset disposition	(79,075)
Sale transaction price	206,950
Total assets	362,654
Disposal group, including discontinued operation, liabilities	52,769
Discontinued Operations, Disposed of by Sale | Dogwood and Celadon | Maximum
Disposal Group, Including Discontinued Operations [Line Items]
Sale transaction price	3,100
Discontinued Operations, Disposed of by Sale | GREC Entity HoldCo LLC
Disposal Group, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 1,053
(Gain) loss on asset disposition		(13,951)
Sale transaction price		46,131
Total assets		66,160
Disposal group, including discontinued operation, liabilities		6,847
Disposal Group, Disposed of by Sale, Not Discontinued Operations | GREC Entity HoldCo LLC
Disposal Group, Including Discontinued Operations [Line Items]
(Gain) loss on asset disposition				(14,000)
Repayments of debt	$ 20,400	32,500
Decrease in working capital				$ 200
Contingent consideration		$ 3,600
Discontinued Operations, Disposed of by Means Other than Sale | Eagle Valley Clean Energy LLC
Disposal Group, Including Discontinued Operations [Line Items]
Total assets										$ 8,100
Disposal group, including discontinued operation, liabilities										$ 16,300
(Gain) loss on deconsolidation, net					$ 8,200
Renewable Energy Projects
Disposal Group, Including Discontinued Operations [Line Items]
Net purchase price of assets acquired						$ 41,400
Number of assets acquired (in projects) | project						18
Weighted-average amortization period (years) - favorable						21 years 7 months 6 days
Renewable Energy Projects, Property, Plant And Equipment
Disposal Group, Including Discontinued Operations [Line Items]
Net purchase price of assets acquired						$ 37,100
Hecate Energy Cider Solar LLC
Disposal Group, Including Discontinued Operations [Line Items]
Membership interest			100.00%
Solar asset power (in megawatt) | MW			680.0
Net purchase price of assets acquired			$ 55,100
Payments for asset acquisitions			5,800
Asset acquisition, liability assumed			5,100
Hecate Energy Cider Solar LLC | Land | Location, Statement of Financial Position, Activity, Capitalization [Axis]: us-gaap:PropertyPlantAndEquipmentAndFinanceLeaseRightOfUseAssetAfterAccumulatedDepreciationAndAmortization
Disposal Group, Including Discontinued Operations [Line Items]
Net purchase price of assets acquired			1,700
Hecate Energy Cider Solar LLC | Bridge Loan
Disposal Group, Including Discontinued Operations [Line Items]
Payments due, monthly			44,200
Cider Solar Construction Loan Owner LLC
Disposal Group, Including Discontinued Operations [Line Items]
Face amount of debt			$ 81,000					$ 30,000